Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2018
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	June 30, 2018	December 31, 2017

	(in US$'000)
Cash at bank and on hand	57,209	30,018
Bank deposits maturing in three months or less (note (a))	18,120	55,247

	75,329	85,265

Denominated in:
United States dollar ("US$") (note (b))	55,761	66,381
Renminbi ("RMB") (note (b))	15,186	15,140
UK Pound Sterling ("£") (note (b))	725	295
Hong Kong dollar ("HK$")	3,657	3,449

	75,329	85,265

Notes:

(a)

The weighted average effective interest rate on bank deposits for the six months ended June 30, 2018 and for the year ended December 31, 2017 was 1.76% per annum and 1.06% per annum respectively (with maturity ranging from 7 to 90 days).

(b)

Certain cash and bank balances denominated in RMB, US$ and £ were deposited with banks in the PRC. The conversion of these balances into foreign currencies is subject to the rules and regulations of foreign exchange control promulgated by the PRC government.